Fair Value Measurements	9 Months Ended
Jul. 31, 2021
Fair Value Measurements
Fair Value Measurements

NOTE 4:  FAIR VALUE MEASUREMENTS

There have been no significant changes to the Bank’s approach and methodologies used to determine fair value measurements for the three and nine months ended July 31, 2021.

During the three and nine months ended July 31, 2021, the Bank designated certain obligations related to securities sold under repurchase agreements at fair value through profit or loss (FVTPL) as the instruments are part of a portfolio that is managed on a fair value basis and have been included in Obligations related to securities sold under repurchase agreements on the Interim Consolidated Balance Sheet.

Transfers between Fair Value Hierarchy Levels for Assets and Liabilities measured at Fair Value on a Recurring Basis

The Bank’s policy is to record transfers of assets and liabilities between the different levels of the fair value hierarchy using the fair values as at the end of each reporting period.

There were no significant transfers between Level 1 and Level 2 during the three months ended July 31, 2021. During the nine months ended July 31, 2021, the Bank transferred $400 million of FVOCI Canadian government debt from Level 2 to Level 1 (three and nine months ended July 31, 2020 – no significant transfers).

There were no significant transfers between Level 2 and Level 3 during the three months ended July 31, 2021. During the nine months ended July 31, 2021, transfers were made out of Level 3 and into Level 2 for trading deposits and equity contracts due to changes in the degree of observability of certain inputs in the fair value measurement of these instruments (three and nine months ended July 31, 2020 – no significant transfers). There were no other significant changes to the unobservable inputs and sensitivities for assets and liabilities classified as Level 3 during the three and nine months ended July 31, 2021.

Carrying Value and Fair Value of Financial Instruments not carried at Fair Value

The following table reflects the fair value of the Bank’s financial assets and liabilities not carried at fair value.

Financial Assets and Liabilities not carried at Fair Value[1]

(millions of Canadian dollars)				As at
		July 31, 2021	October 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses
Government and government-related securities	$194,579	$195,263	$174,592	$175,500
Other debt securities	55,731	56,218	53,087	53,373
Total debt securities at amortized cost, net of allowance for credit losses	250,310	251,481	227,679	228,873
Total loans, net of allowance for loan losses	719,220	725,555	717,523	727,197
Total financial assets not carried at fair value	$969,530	$977,036	$945,202	$956,070

FINANCIAL LIABILITIES
Deposits	$1,118,681	$1,119,303	$1,135,333	$1,137,624
Securitization liabilities at amortized cost	15,272	15,459	15,768	16,143
Subordinated notes and debentures	11,303	12,118	11,477	12,374
Total financial liabilities not carried at fair value	$1,145,256	$1,146,880	$1,162,578	$1,166,141

[1]	This table excludes financial assets and liabilities where the carrying amount is a reasonable approximation of fair value.

Fair Value Hierarchy

The following table presents the levels within the fair value hierarchy for each of the assets and liabilities measured at fair value on a recurring basis as at July 31, 2021 and October 31, 2020.

Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value on a Recurring Basis

(millions of Canadian dollars)								As at
	July 31, 2021				October 31, 2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

FINANCIAL ASSETS AND COMMODITIES

Trading loans, securities, and other[1]
Government and government-related securities
Canadian government debt
Federal	$104	$17,248	$–	$17,352	$351	$21,141	$–	$21,492
Provinces	–	7,938	1	7,939	–	8,468	–	8,468
U.S. federal, state, municipal governments, and agencies debt	–	14,787	–	14,787	–	22,809	16	22,825
Other OECD government guaranteed debt	–	6,128	–	6,128	–	4,563	–	4,563
Mortgage-backed securities	–	1,516	–	1,516	–	1,690	–	1,690
Other debt securities
Canadian issuers	–	5,668	–	5,668	–	5,613	2	5,615
Other issuers	–	11,688	5	11,693	–	13,352	1	13,353
Equity securities	57,012	49	–	57,061	43,840	39	–	43,879
Trading loans	–	12,827	–	12,827	–	12,959	–	12,959
Commodities	11,861	596	–	12,457	12,976	484	–	13,460

Retained interests	–	10	–	10	–	14	–	14

	68,977	78,455	6	147,438	57,167	91,132	19	148,318
Non-trading financial assets at fair value through profit or loss
Securities	171	5,814	728	6,713	232	4,027	571	4,830

Loans	–	2,536	3	2,539	–	3,715	3	3,718

	171	8,350	731	9,252	232	7,742	574	8,548
Derivatives
Interest rate contracts	4	12,709	6	12,719	22	17,937	–	17,959
Foreign exchange contracts	16	32,146	6	32,168	13	29,605	2	29,620
Credit contracts	–	26	–	26	–	19	–	19
Equity contracts	3	4,519	6	4,528	5	3,855	370	4,230

Commodity contracts	329	1,948	24	2,301	383	2,022	9	2,414

	352	51,348	42	51,742	423	53,438	381	54,242
Financial assets designated at fair value through profit or loss

Securities[1]	–	4,632	–	4,632	–	4,739	–	4,739

	–	4,632	–	4,632	–	4,739	–	4,739

Financial assets at fair value through other comprehensive income
Government and government-related securities
Canadian government debt
Federal	–	12,414	–	12,414	–	14,126	–	14,126
Provinces	–	17,466	–	17,466	–	16,502	–	16,502
U.S. federal, state, municipal governments, and agencies debt	–	23,245	–	23,245	–	33,034	–	33,034
Other OECD government guaranteed debt	–	7,666	–	7,666	–	10,756	–	10,756
Mortgage-backed securities	–	2,112	–	2,112	–	3,865	–	3,865
Other debt securities
Asset-backed securities	–	6,823	–	6,823	–	10,006	–	10,006
Corporate and other debt	–	8,417	67	8,484	–	9,875	20	9,895
Equity securities	2,899	1	1,634	4,534	1,005	15	1,579	2,599

Loans	–	1,645	–	1,645	–	2,502	–	2,502

	2,899	79,789	1,701	84,389	1,005	100,681	1,599	103,285

Securities purchased under reverse repurchase agreements	–	7,905	–	7,905	–	7,395	–	7,395

FINANCIAL LIABILITIES

Trading deposits	–	29,258	187	29,445	–	14,528	4,649	19,177
Derivatives
Interest rate contracts	2	13,163	101	13,266	14	19,022	96	19,132
Foreign exchange contracts	11	30,243	–	30,254	14	27,300	–	27,314
Credit contracts	–	333	–	333	–	327	–	327
Equity contracts	–	6,916	96	7,012	–	3,360	1,077	4,437

Commodity contracts	280	1,568	2	1,850	355	1,611	27	1,993

	293	52,223	199	52,715	383	51,620	1,200	53,203

Securitization liabilities at fair value	–	13,633	–	13,633	–	13,718	–	13,718

Financial liabilities designated at fair value through profit or loss	–	92,337	18	92,355	–	59,641	24	59,665

Obligations related to securities sold short[1]	1,941	34,782	–	36,723	1,039	33,960	–	34,999
Obligations related to securities sold under repurchase agreements
Held-for-trading	–	5,620	–	5,620	–	3,675	–	3,675

Designated at fair value through profit or loss	–	817	–	817	–	–	–	–

	–	6,437	–	6,437	–	3,675	–	3,675

[1]	Balances reflect the reduction of securities owned (long positions) by the amount of identical securities sold but not yet purchased (short positions).

The following tables reconcile changes in fair value of all assets and liabilities measured at fair value using significant Level 3 unobservable inputs for the three and nine months ended July 31, 2021 and July 31, 2020.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities
(millions of Canadian dollars)	Fair value as at May 1 2021	Total realized and unrealized gains (losses)			Movements		Transfers		Fair value as at July 31 2021	Change in unrealized gains (losses) on instruments still held[5]
		Included in income [1]	Included in OCI	[2,3]	Purchases/ Issuances	Sales/ Settlements [4]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$–	$–	$–		$–	$–	$1	$–	$1	$–

Other debt securities	3	–	–		23	–	1	(22)	5	–

	3	–	–		23	–	2	(22)	6	–
Non-trading financial assets at fair value through profit or loss
Securities	662	43	–		38	(15)	–	–	728	31

Loans	3	–	–		–	–	–	–	3	–

	665	43	–		38	(15)	–	–	731	31

Financial assets at fair value through other comprehensive income
Other debt securities	24	–	–		–	–	43	–	67	–

Equity securities	1,479	–	9		124	22	–	–	1,634	9
	$1,503	$–	$9		$124	$22	$43	$–	$1,701	$9

FINANCIAL LIABILITIES

Trading deposits[6]	$(176)	$(5)	$–		$(27)	$10	$–	$11	$(187)	$(5)
Derivatives[7]
Interest rate contracts	(96)	(12)	–		–	13	–	–	(95)	(3)
Foreign exchange contracts	9	(3)	–		–	–	–	–	6	(3)
Equity contracts	(89)	7	–		–	(3)	(3)	(2)	(90)	7

Commodity contracts	11	14	–		–	(3)	–	–	22	13

	(165)	6	–		–	7	(3)	(2)	(157)	14

Financial liabilities designated at fair value through profit or loss	(50)	64	–		(66)	34	–	–	(18)	64

Obligations related to securities sold short	–	–	–		–	–	–	–	–	–

	Fair value as at November 1 2020	Total realized and unrealized gains (losses)			Movements		Transfers		Fair value as at July 31 2021	Change in unrealized gains (losses) on instruments still held[4]
		Included in income [1]	Included in OCI	[2]	Purchases/ Issuances	Sales/ Settlements [3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$16	$2	$–		$–	$(18)	$1	$–	$1	$–

Other debt securities	3	–	–		23	(1)	4	(24)	5	–

	19	2	–		23	(19)	5	(24)	6	–
Non-trading financial assets at fair value through profit or loss
Securities	571	72	–		111	(26)	–	–	728	53

Loans	3	–	–		–	–	–	–	3	–

	574	72	–		111	(26)	–	–	731	53

Financial assets at fair value through other comprehensive income
Other debt securities	20	–	4		–	–	43	–	67	4

Equity securities	1,579	–	19		150	(114)	–	–	1,634	18
	$1,599	$–	$23		$150	$(114)	$43	$–	$1,701	$22

FINANCIAL LIABILITIES

Trading deposits[5]	$(4,649)	$(1,004)	$–		$(776)	$2,604	$(7)	$3,645	$(187)	$(28)
Derivatives[6]
Interest rate contracts	(96)	(9)	–		–	10	–	–	(95)	4
Foreign exchange contracts	2	5	–		–	–	–	(1)	6	5
Equity contracts	(707)	(742)	–		(36)	236	5	1,154	(90)	(656)

Commodity contracts	(18)	41	–		–	(2)	–	1	22	22

	(819)	(705)	–		(36)	244	5	1,154	(157)	(625)

Financial liabilities designated at fair value through profit or loss	(24)	3	–		(206)	209	–	–	(18)	3

Obligations related to securities sold short	–	–	–		–	–	(1)	1	–	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest Income on the Interim Consolidated Statement of Income.
[2]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[3]	Includes foreign exchange.
[4]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]	As at July 31, 2021, consists of derivative assets of $42 million (May 1, 2021 – $28 million; November 1, 2020 – $381 million) and derivative liabilities of $199 million (May 1, 2021 – $193 million; November 1, 2020 – $1,200 million), which have been netted in this table for presentation purposes only.

Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities

(millions of Canadian dollars)	Fair value as at May 1 2020	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at July 31 2020	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases/ Issuances	Sales/ Settlements[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$–	$–	$–	$–	$–	$–	$–	$–	$–

Other debt securities	15	–	–	2	(13)	4	–	8	(1)

	15	–	–	2	(13)	4	–	8	(1)
Non-trading financial assets at fair value through profit or loss
Securities	496	10	–	33	(9)	–	–	530	8

Loans	3	–	–	–	–	–	–	3	–

	499	10	–	33	(9)	–	–	533	8

Financial assets at fair value through other comprehensive income
Other debt securities	20	–	–	–	–	–	–	20	–

Equity securities	1,629	–	(4)	5	(66)	–	–	1,564	(6)

	$1,649	$–	$(4)	$5	$(66)	$–	$–	$1,584	$(6)

FINANCIAL LIABILITIES

Trading deposits[5]	$(4,322)	$(306)	$–	$(580)	$688	$(3)	$–	$(4,523)	$(210)
Derivatives[6]
Interest rate contracts	(97)	(7)	–	–	9	–	–	(95)	(1)
Foreign exchange contracts	13	(9)	–	–	(1)	–	–	3	–
Equity contracts	(531)	(82)	–	(18)	17	–	1	(613)	(81)

Commodity contracts	(63)	38	–	–	12	–	–	(13)	19

	(678)	(60)	–	(18)	37	–	1	(718)	(63)

Financial liabilities designated at fair value through profit or loss	(7)	41	–	(51)	12	–	–	(5)	21

Obligations related to securities sold short	–	–	–	–	(1)	(3)	–	(4)	–

	Fair value as at November 1 2019	Total realized and unrealized gains (losses)		Movements		Transfers		Fair value as at July 31 2020	Change in unrealized gains (losses) on instruments still held[4]
		Included in income[1]	Included in OCI[2]	Purchases/ Issuances	Sales/ Settlements[3]	Into Level 3	Out of Level 3

FINANCIAL ASSETS

Trading loans, securities, and other
Government and government-related securities	$8	$–	$–	$–	$(8)	$–	$–	$–	$–

Other debt securities	4	–	–	8	(14)	16	(6)	8	–

	12	–	–	8	(22)	16	(6)	8	–
Non-trading financial assets at fair value through profit or loss
Securities	493	6	–	80	(49)	–	–	530	(9)

Loans	5	–	–	–	(2)	–	–	3	–

	498	6	–	80	(51)	–	–	533	(9)

Financial assets at fair value through other comprehensive income
Other debt securities	24	–	(4)	–	–	–	–	20	–

Equity securities	1,551	–	(23)	26	10	–	–	1,564	(24)

	$1,575	$–	$(27)	$26	$10	$–	$–	$1,584	$(24)

FINANCIAL LIABILITIES

Trading deposits[5]	$(4,092)	$217	$–	$(2,377)	$1,724	$(3)	$8	$(4,523)	$278
Derivatives[6]
Interest rate contracts	(83)	(29)	–	–	17	–	–	(95)	(16)
Foreign exchange contracts	(1)	3	–	–	–	1	–	3	2
Equity contracts	(925)	275	–	(75)	112	(1)	1	(613)	276

Commodity contracts	(17)	(30)	–	–	34	–	–	(13)	(8)

	(1,026)	219	–	(75)	163	–	1	(718)	254

Financial liabilities designated at fair value through profit or loss	(21)	106	–	(156)	66	–	–	(5)	106

Obligations related to securities sold short	–	–	–	–	(1)	(6)	3	(4)	–

[1]	Gains/losses on financial assets and liabilities are recognized within Non-interest income on the Interim Consolidated Statement of Income.
[2]	Includes realized gains/losses transferred to retained earnings on disposal of equities designated at FVOCI.
[3]	Includes foreign exchange.
[4]	Changes in unrealized gains/losses on financial assets at FVOCI are recognized in AOCI.
[5]	Issuances and repurchases of trading deposits are reported on a gross basis.
[6]

As at July 31, 2020, consists of derivative assets of $372 million (May 1, 2020 – $337 million; November 1, 2019 – $604 million) and derivative liabilities of $1,090 million (May 1, 2020 – $1,015 million; November 1, 2019 – $1,630 million), which have been netted in this table for presentation purposes only.